Royalties, mining and income tax, and deferred tax - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Deferred tax assets	R (906)	R (1,576)	R (289)
Deferred tax liabilities	7,818	7,631	6,657
Net deferred tax liabilities	6,912	6,055	6,368
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	6,055	6,368	10,076
Deferred tax recognised in profit or loss	255	(516)	(3,582)
Deferred tax recognised in other comprehensive income	99	6	0
Foreign currency translation	503	197	(126)
Deferred tax liability (asset) at end of period	6,912	6,055	6,368
Deferred tax liabilities	11,650	13,079	10,650
Deferred tax assets	(4,738)	(7,024)	(4,282)
Aggregate unrecognised due to exemption	7,599	25,955	12,075
Amount now recognised		951
Other deductible temporary differences	43,061	36,408	46,220
Mining assets
Reconciliation of the deferred tax balance:
Deferred tax liabilities	10,763	11,910	9,759
Environmental rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax liabilities	587	962	682
Deferred tax assets	(1,229)	(1,704)	(1,109)
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities	300	207	209
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	0	(275)	(333)
Other provisions
Reconciliation of the deferred tax balance:
Deferred tax assets	(922)	(1,143)	(483)
Financial instruments
Reconciliation of the deferred tax balance:
Deferred tax assets	(19)	(427)	(1,351)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets	(2,518)	(3,437)	(990)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	R (50)	R (38)	R (16)